Prepayment and other current assets, net (Tables)	6 Months Ended
Jun. 30, 2022
Prepayment and other current assets, net
Schedule of prepayments and other current assets

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Deductible VAT	1,211	828
Deposits	7,640	9,029
Receivables due from third-party online payment platforms	6,533	5,856
Staff advances	1,306	2,520
Prepaid promotion expenses	49,614	42,208
Receivable from borrowers for the guarantee payment to commercial bank	10,208	13,845
Others	6,646	8,987
Less: provisions for prepayment and other current assets	(22,698)	(26,346)
Total prepayment and other current assets, net	60,460	56,927